UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 07/30/04


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total:       $193,118


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6388   124330 SH       DEFINED                120595        0     3735
American Intl Group Inc        COM              026874107    10011   140444 SH       DEFINED                136708        0     3736
Amgen Inc                      COM              031162100     2859    52395 SH       DEFINED                 51600        0      795
Authentidate Holding Corp      COM              052666104      109    10000 SH       SOLE                    10000        0        0
Automatic Data Processing Inc  COM              053015103     7264   173456 SH       DEFINED                168246        0     5210
Avery Dennison Corp            COM              053611109     7152   111734 SH       DEFINED                108154        0     3580
BP P.L.C. Spons ADR            COM              055622104     1201    22424 SH       SOLE                    22424        0        0
Bristol-Myers Squibb Co        COM              110122108      349    14225 SH       SOLE                    14225        0        0
Capital One Finl Corp          COM              14040H105     4424    64700 SH       DEFINED                 63000        0     1700
Carnival Corp                  COM              143658300     8891   189165 SH       DEFINED                184060        0     5105
Chevron Texaco Corp            COM              166764100      506     5372 SH       DEFINED                  4799        0      573
Cisco Systems Inc              COM              17275R102      222     9348 SH       SOLE                     9348        0        0
Citigroup Inc                  COM              172967101      254     5454 SH       SOLE                     5454        0        0
Coca-Cola Company              COM              191216100      421     8345 SH       DEFINED                  7845        0      500
Devon Energy Corp              COM              25179M103     4447    67377 SH       DEFINED                 65009        0     2368
Disney Walt Co.                COM              254687106      215     8437 SH       SOLE                     8437        0        0
EMC Corporation                COM              268648102     1115    97780 SH       DEFINED                 92255        0     5525
Exxon Mobil Corp               COM              30231G102     1792    40343 SH       DEFINED                 39957        0      386
Fannie Mae                     COM              313586109     7030    98509 SH       DEFINED                 95454        0     3055
First Data Corp                COM              319963104     1973    44328 SH       DEFINED                 44036        0      292
Gannett Company Inc            COM              364730101      849    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     8038   248096 SH       DEFINED                245516        0     2580
Gillette Company               COM              375766102     1090    25700 SH       DEFINED                 24600        0     1100
Hewlett-Packard Co             COM              428236103     5089   241175 SH       DEFINED                233520        0     7655
Home Depot Inc                 COM              437076102      208     5900 SH       SOLE                     5900        0        0
Intel Corp                     COM              458140100      295    10700 SH       DEFINED                 10450        0      250
Intl Business Machines         COM              459200101     6462    73306 SH       DEFINED                 71256        0     2050
JPMORGAN CHASE & CO            COM              46625H100     6252   161253 SH       DEFINED                155508        0     5745
Johnson & Johnson              COM              478160104     5671   101806 SH       DEFINED                 99121        0     2685
Marsh & McLennan Cos Inc       COM              571748102     1060    23364 SH       SOLE                    23364        0        0
Medtronic Inc                  COM              585055106     2552    52379 SH       DEFINED                 51139        0     1240
Merck & Co Inc.                COM              589331107     5823   122582 SH       DEFINED                120407        0     2175
Microsoft Corp                 COM              594918104     5754   201455 SH       DEFINED                198620        0     2835
Motorola Inc                   COM              620076109     5548   303995 SH       DEFINED                293720        0    10275
Nordstrom Inc                  COM              655664100    10433   244840 SH       DEFINED                237610        0     7230
Omnicom Group                  COM              681919106     7595   100075 SH       DEFINED                 97240        0     2835
Pall Corp                      COM              696429307     5479   209194 SH       DEFINED                202564        0     6630
Pepsico Inc                    COM              713448108     7995   148380 SH       DEFINED                144255        0     4125
Pfizer Inc                     COM              717081103     5450   158999 SH       DEFINED                155294        0     3705
Pitney-Bowes, Inc              COM              724479100      892    20150 SH       DEFINED                 19800        0      350
Procter & Gamble Company       COM              742718109     2876    52830 SH       DEFINED                 51830        0     1000
Qualcomm Inc.                  COM              747525103      601     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      206     7200 SH       SOLE                     7200        0        0
Raytheon Co New                COM              755111507      205     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      623    12056 SH       DEFINED                 11906        0      150
Sara Lee Corp                  COM              803111103      660    28712 SH       SOLE                    28712        0        0
Schlumberger Limited           COM              806857108     5566    87645 SH       DEFINED                 84555        0     3090
Swift Energy Co                COM              870738101     4352   197285 SH       DEFINED                188152        0     9133
Time Warner Inc                COM              887317105     1070    60850 SH       DEFINED                 57300        0     3550
Vodafone Group Sponsored ADR   COM              92857W100     3056   138280 SH       DEFINED                135015        0     3265
Wal Mart Stores Inc            COM              931142103     6733   127610 SH       DEFINED                125755        0     1855
Walgreen Co.                   COM              931422109     6785   187389 SH       DEFINED                184289        0     3100
Wells Fargo & Co               COM              949746101      241     4216 SH       DEFINED                  4070        0      146
Wyeth Corp                     COM              983024100      571    15798 SH       SOLE                    15798        0        0
Zimmer Holdings Inc            COM              98956P102      415     4705 SH       DEFINED                  4615        0       90